Financial risk management - Summary of assets and liabilities that are measured at fair value (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	€ 2,710	€ 2,660
Other non-current assets
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	2,710	2,660
Level 1 of fair value hierarchy | Other non-current assets
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	1,054	1,075
Level 3 of fair value hierarchy | Other non-current assets
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	1,656	1,585
Other current liabilities
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	1,223	4,041
Other current liabilities | Level 1 of fair value hierarchy
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	791	2,612
Other current liabilities | Level 3 of fair value hierarchy
Fair value estimation
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently	€ 432	€ 1,429